CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net earnings (loss)	$ 4,135	$ 15,385	$ (2,674)
Items not requiring (providing) cash
Amortization	30,503	25,894	20,216
Stock-based compensation (note 11(a))	10,341	7,629	8,942
Deferred income taxes	748	(2,707)	(2,841)
Reduction in accrued royalty obligation	0	(13,045)	0
Impairment	3,668	0	0
Unrealized foreign exchange loss (gain)	(8,507)	(862)	6,219
Other	(55)	(303)	(773)
Changes in non-cash working capital
Accounts receivable	(10,584)	(26,475)	(8,437)
Inventories	(6,806)	(5,785)	(16,262)
Prepaids and other	(4,875)	6,970	(5,748)
Accounts payable and accrued liabilities	(18,932)	38,601	18,612
Deferred revenue and credits	(564)	1,203	(451)
Cash flows provided by (used in) operating activities	(928)	46,505	16,803
Investing activities
Additions to property and equipment	(14,100)	(16,957)	(14,003)
Additions to intangible assets	(1,706)	(900)	(1,076)
Proceeds from sale of property & equipment	35	3	5
Acquisitions, net of cash acquired:
Numerex Corp (note 5(a))	(18,725)	0	0
GNSS business of GlobalTop (note 5(b))	(3,145)	0	0
Blue Creation (note 5(c))	0	(2,882)	0
GenX Mobile Inc. (note 5(d))	0	(5,900)	0
MobiquiThings SAS (note 5(e))	0	0	(14,975)
Accel Networks LLC (note 5(d))	0	0	(9,471)
Wireless Maingate AB (note 5(g))	0	0	(88,449)
Cash flows used in investing activities	(37,641)	(26,636)	(127,969)
Financing activities
Issuance of common shares, net of issuance cost	5,708	2,048	3,837
Repurchase of common shares for cancellation (note 22)	(2,779)	(10,203)	0
Purchase of treasury shares for RSU distribution	0	(4,214)	(6,584)
Taxes paid related to net settlement of equity awards	(1,367)	(909)	(2,344)
Payment for contingent consideration	(1,397)	(16)	0
Decrease in other long-term obligations	(436)	(395)	(226)
Cash flows used in financing activities	(271)	(13,689)	(5,317)
Effect of foreign exchange rate changes on cash and cash equivalents	1,292	2,656	3,357
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	(37,548)	8,836	(113,126)
Cash and cash equivalents	65,003	102,772	93,936
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 65,224	$ 102,772	$ 93,936